CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Sales	$ 2,723,532	$ 2,013,662	$ 6,827,867	$ 6,046,531	$ 8,483,608	$ 8,887,402
Cost of Sales	1,621,008	1,232,633	3,977,546	3,410,835	4,746,031	5,427,990
Gross Profit	1,102,524	781,029	2,850,321	2,635,696	3,737,577	3,459,412
Selling, General and Administrative	1,017,863	884,650	2,882,755	2,565,252	3,531,053	3,124,052
Income (Loss) from Operations	84,661	(103,621)	(32,434)	70,444	206,524	335,360
Other Income (Expense)
Interest income	1		21	220	250	99
Interest expense	(42,727)	(41,120)	(132,866)	(137,425)	(177,451)	(98,788)
Gain on contingent liability			350,000
Other income		11,453		23,054
Total Other Income (Expense)	(42,726)	(29,667)	217,155	(114,151)	(177,201)	(98,689)
Income (Loss) Before Provision for Income Taxes	41,935	(133,288)	184,721	(43,707)	29,323	236,671
Provision for Income Taxes
Net Income (loss)	41,935	(133,288)	184,721	(43,707)	29,323	236,671
Non-controlling interest in consoldiated subsidiary	4,283	11,693	17,833	33,282	40,537	23,122
Net Income (Loss) attributable to Data Storage Corp	46,218	(121,595)	202,554	(10,425)	69,860	259,793
Preferred Stock Dividend	(36,650)	(31,078)	(105,877)	(93,234)	(124,312)	(113,012)
Net Income (Loss) Available to Common Shareholders	$ 9,568	$ (152,673)	$ 96,677	$ (103,659)	$ (54,452)	$ 146,781
Earnings (Loss) per Share - Basic (in dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Earnings (Loss) per Share - Diluted (in dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted Average Number of Shares - Basic (in shares)	128,539,418	128,139,418	128,521,836	128,139,418	128,156,678	128,139,418
Weighted Average Number of Shares - Diluted (in shares)	135,339,979	128,139,418	134,635,987	128,139,418	128,156,678	131,939,979